                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-58234


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
         (PORTION RELATING TO THE POLARIS PLATINUM II VARIABLE ANNUITY)

                SUPPLEMENT TO THE POLARIS PLATINUM II PROSPECTUS
                            DATED SEPTEMBER 30, 2002

THE ANCHOR SERIES TRUST FEE TABLE ON PAGE 5 RELATING TO THE VARIABLE PORTFOLIO LISTED BELOW IS REVISED AS FOLLOWS:

                                     ANCHOR SERIES TRUST - CLASS 3*

PORTFOLIO                 MANAGEMENT    SERVICE (12B-1)    OTHER       TOTAL ANNUAL
                          FEE           EXPENSES           EXPENSES    EXPENSES
---------                 ----------    ---------------    --------    ------------
Government & Quality           0.58%             0.25%        0.06%           0.89%
Bond

*Because this is a new class of shares, the fees shown for Class 3 have been estimated and annualized for the current fiscal year.

THE SUNAMERICA SERIES TRUST FEE TABLE ON PAGE 5 RELATING TO THE VARIABLE PORTFOLIOS LISTED BELOW IS REVISED AS FOLLOWS:

                       SUNAMERICA SERIES TRUST - CLASS 3*

PORTFOLIO                 MANAGEMENT    SERVICE (12B-1)    OTHER       TOTAL ANNUAL
                          FEE           EXPENSES           EXPENSES    EXPENSES
---------                 ----------    ---------------    --------    ------------
Corporate Bond                 0.60%              0.25%        0.08%      0.93%
Federated Value                0.69%              0.25%        0.08%      1.02%
Global Equities                0.72%              0.25%        0.17%      1.14%

*Because this is a new class of shares, the fees shown for Class 3 have been estimated and annualized for the current fiscal year.

         The total annual expenses for the Variable Portfolios in the SunAmerica Series Trust shown above are 0.01% higher than that shown in the prospectus. This difference increases the expense examples starting on page 7 of the prospectus by no more than $1.00 at the end of year 10 and has no effect on the expense examples at the end of years 1, 3 and 5.

The Asset Allocation Variable Portfolio is deleted from the SunAmerica Series Trust - Class 3 Fee Table on page 5.





Date: November 15, 2002

                Please keep this Supplement with your Prospectus.
                                   Page 1 of 1

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                            (PORTION RELATING TO THE
           POLARIS PROTECTOR AND POLARIS PLATINUM VARIABLE ANNUITIES)

       SUPPLEMENT TO THE POLARIS PROTECTOR AND POLARIS PLATINUM PROSPECTUS
                              DATED AUGUST 1, 2002


The Anchor Series Trust Fee Table on page 5 relating to the Variable Portfolio listed below is revised as follows:

                              Anchor Series Trust*

PORTFOLIO                 MANAGEMENT    SERVICE (12B-1)    OTHER       TOTAL ANNUAL
                          FEE           EXPENSES           EXPENSES    EXPENSES
---------                 ----------    ---------------    --------    ------------
Government & Quality           0.58%             0.15%        0.06%           0.79%
Bond

*Annualized.

         The SunAmerica Series Trust Fee Table on page 5 relating to the Variable Portfolios listed below is revised as follows:

                            SunAmerica Series Trust*

PORTFOLIO                 MANAGEMENT    SERVICE (12B-1)    OTHER       TOTAL ANNUAL
                          FEE           EXPENSES           EXPENSES    EXPENSES
---------                 ----------    ---------------    --------    ------------
Corporate Bond                 0.60%              0.15%       0.08%           0.83%
Federated Value                0.69%              0.15%       0.08%           0.92%
Global Equities                0.72%              0.15%       0.17%           1.04%

*Annualized.

         The total annual expenses for the Variable Portfolios in the SunAmerica Series Trust shown above are 0.01% higher than that shown in the prospectus. This difference increases the expense examples starting on page 7 of the prospectus by no more than $1.00 at the end of year 10 and has no effect on the expense examples at the end of years 1, 3 and 5.















Date: November 15, 2002
                Please keep this Supplement with your Prospectus.
                                   Page 1 of 1